Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class AAA
C000002891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class C
Average Annual Return, Percent	15.67%	7.84%	7.53%
C000002887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class I
C000002888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class A
Average Annual Return, Percent	10.74%	7.37%	7.70%
Without Sales Load [Member] | C000002889
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	8.65%	8.33%
Without Sales Load [Member] | C000002891
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%	7.84%	7.53%
Without Sales Load [Member] | C000002887
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%	9.75%	9.37%
Without Sales Load [Member] | C000002888
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%	8.64%	8.34%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.05%	13.08%	11.92%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.05%	13.08%	11.92%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.05%	13.08%	11.92%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.05%	13.08%	11.92%